Accrued Expenses	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses

Note 9 – Accrued Expenses

Accrued expenses at May 31, 2022 and August 31, 2021 consisted of the following:

	May 31,	August 31,
	2022	2021
Accrued liabilities	$1,023,005	$811,660
Accrued payroll	182,231	279,018
Unearned revenue	38,556	38,631
	$1,243,792	$1,129,309

Note 9 – Accrued Expenses

Accrued expenses at August 31, 2021 and 2020 consisted of the following:

	2021	2020
Accrued liabilities	$811,660	$37,457
Accrued payroll	279,018	117,823
Unearned revenue	38,631	39,428
	$1,129,309	$194,708